ACCRUED EXPENSES:	12 Months Ended
Oct. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
  4. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses:

	October 31, 2011	October 31, 2010
Salaries and other compensation	$531,041	$500,927
Sponsored Research Agreement	-	119,698
Clinical Research Organization (CRO)	2,358,247	-
Consultants	32,200	18,000
Legal	46,346
Other	8,500	8,500
	$2,976,334	$647,125